Derivatives	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives	DERIVATIVES
Derivative Instruments
Washington Gas enters into contracts that qualify as derivative instruments and are accounted for under ASC Topic 815. These derivative instruments are recorded at fair value on our balance sheets and Washington Gas does not currently designate any derivatives as hedges under ASC Topic 815. Washington Gas’ derivative instruments relate to: (i) Washington Gas’ asset optimization program; (ii) managing price risk associated with the purchase of gas to serve utility customers and (iii) managing interest rate risk.
Asset Optimization. Washington Gas optimizes the value of its long-term natural gas transportation and storage capacity resources during periods when these resources are not being used to physically serve utility customers. Specifically, Washington Gas utilizes its transportation capacity assets to benefit from favorable natural gas prices between different geographic locations and utilizes its storage capacity assets to benefit from favorable natural gas prices between different time periods. As part of this asset optimization program, Washington Gas enters into physical and financial derivative transactions in the form of forward, futures and option contracts with the primary objective of securing operating margins that Washington Gas will ultimately realize. The derivative transactions entered into under this program are subject to mark-to-market accounting treatment under ASC Topic 820.
Regulatory sharing mechanisms provide for the annual realized profit from these transactions to be shared between Washington Gas’ shareholders and customers; therefore, changes in fair value are recorded through earnings, or as regulatory assets or liabilities to the extent that it is probable that realized gains and losses associated with these derivative transactions will be included in the rates charged to customers when they are realized. Unrealized gains and losses recorded to earnings may cause significant period-to-period volatility; this volatility does not change the operating margins that Washington Gas expects to ultimately realize from these transactions through the use of its storage and transportation capacity resources.
Washington Gas has a collaborative arrangement with a third party to facilitate the asset optimization program. The collaborative arrangement allocates a tiered percentage of profits or losses to the third party as compensation for its participation. The costs recorded by Washington Gas related to the collaborative arrangement totaled $6.0 million, $2.1 million, $9.5 million and $13.0 million for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017, respectively. These amounts were recorded in “Utility cost of gas” on Washington Gas’ statements of operations. Either party may terminate the collaborative arrangement through the delivery of a termination notice. In such an event, Washington Gas may make a payment upon termination.
All physically and financially settled contracts under our asset optimization program are reported on a net basis in the statements of operations in “Utility cost of gas”. Total net margins recorded to “Utility cost of gas” after sharing and management fees associated with all asset optimization transactions for the calendar year ended December 31, 2019 was a net gain of $18.5 million including an unrealized gain of $5.4 million and $3.0 million loss related to Antero contract. During the three months ended December 31, 2018, we recorded a net gain of $1.1 million including an unrealized loss of $4.2 million. During the fiscal year ended September 30, 2018, we recorded a net gain of $34.3 million including an unrealized gain of $10.4 million. During the fiscal year ended September 31, 2017, we recorded a net gain of $82.9 million including an unrealized gain of $49.3 million.
Managing Price Risk. To manage price risk associated with acquiring natural gas supply for utility customers, Washington Gas enters into physical and financial derivative transactions in the form of forward, option and other contracts, as authorized by its regulators. Any gains and losses associated with these derivatives are recorded as regulatory liabilities or assets, respectively, to reflect the rate treatment for these economic hedging activities.
Managing Interest-Rate Risk. Washington Gas may utilize derivative instruments that are designed to minimize the risk of interest-rate volatility associated with planned issuances of debt securities. Any gains and losses associated with these types of derivatives are recorded as regulatory liabilities or assets, respectively, and amortized in accordance with regulatory requirements, typically over the life of the related debt. At December 31, 2019 and 2018, Washington Gas does not have any interest rate swaps in derivatives.
Operations
  The following table presents the balance sheet classification for all derivative instruments at December 31, 2019 and 2018.

Absolute Notional Amounts
of Open Positions on Derivative Instruments
	December 31, 2019	December 31, 2018
Natural Gas (In millions of therms)
Asset optimization & trading	11,671.0	13,051.0
Other risk-management activities	976.0	1,072.0
The following table presents the balance sheet classification for all derivative instruments at December 31, 2019 and 2018.

Balance Sheet Classification of Derivative Instruments(b)
(In millions)
December 31, 2019	Gross Derivative Assets	Gross Derivative Liabilities	Netting of Collateral	Total(a)
Current Assets—Derivatives	$2.9	$3.7	$—	$6.6
Deferred Charges and Other Assets—Derivatives	9.9	0.5	—	$10.4
Current Liabilities—Derivatives	0.7	(11.0)	6.2	$(4.1)
Deferred Credits—Derivatives	(0.5)	(97.2)	—	$(97.7)
Total	$13.0	$(104.0)	$6.2	$(84.8)
December 31, 2018
Current Assets—Derivatives	$25.7	$(6.2)	$—	$19.5
Deferred Charges and Other Assets—Derivatives	11.3	—	—	11.3
Current Liabilities—Derivatives	1.1	(21.4)	—	(20.3)
Deferred Credits—Derivatives	—	(116.8)	—	(116.8)
Total	$38.1	$(144.4)	$—	$(106.3)
(a) Washington Gas has elected to offset the fair value of recognized derivative instruments against the right to reclaim or the obligation to return collateral for derivative instruments executed under the same master netting arrangement in accordance with ASC Topic 815. All recognized derivative contracts and associated financial collateral subject to a master netting arrangement or similar that is eligible for offset under ASC Topic 815 have been presented net in the balance sheet.
(b) Washington Gas did not have derivative instruments outstanding that were designated as hedging instruments at December 31, 2019 and 2018.
 The following tables present all gains and losses associated with derivative instruments for the calendar year ended December 31, 2019, three months ended December 31, 2018, and fiscal years ended September 30, 2018 and 2017.

Washington Gas Light Company Gains and (Losses) on Derivative Instruments
(In millions)	Twelve Months Ended December 31,	Three Months Ended December 31,	Fiscal Years Ended September 30,
	2019	2018	2018	2017
Recorded to income
Utility cost of gas	5.5	(3.2)	(2.1)	50.1
Recorded to regulatory assets
Gas costs	14.0	(6.0)	(7.6)	77.2
Total	$19.5	$(9.2)	$(9.7)	$127.3
Collateral
Washington Gas utilizes standardized master netting agreements, which facilitate the netting of cash flows into a single net exposure for a given counterparty. As part of these master netting agreements, cash, letters of credit and parent company guarantees may be required to be posted or obtained from counterparties in order to mitigate credit risk related to both derivatives and non-derivative positions. Under Washington Gas’ offsetting policy, collateral balances are offset against the related counterparties’ derivative positions to the extent the application would not result in the over-collateralization of those derivative positions on the balance sheet. Any collateral posted that is not offset against derivative assets and liabilities is included in “Other prepayments” on the balance sheet. Collateral received and not offset against derivative assets and liabilities is included in “Customer deposits and advance payments” on the accompanying balance sheet.
At December 31, 2019 and 2018, Washington Gas had $5.2 million and $7.4 million, respectively, in collateral deposits posted with counterparties that are not offset against derivative asset and liabilities. At December 31, 2019 and 2018, Washington Gas had $0.1 million and $0.2 million, respectively, cash collateral held representing an obligation, and are not offset against derivative asset and liabilities.
Certain derivative instruments of Washington Gas contain contract provisions that require collateral to be posted if the credit rating of Washington Gas falls below certain levels or if counterparty exposure to Washington Gas exceeds a certain level (credit-related contingent features). At December 31, 2019 and 2018, Washington Gas was not required to post collateral related to a derivative liability that contained a credit-related contingent feature.
The following table shows the aggregate fair value of all derivative instruments with credit-related contingent features that are in a liability position, as well as the maximum amount of collateral that would be required if the most intrusive credit-risk-related contingent features underlying these agreements were triggered on December 31, 2019 and 2018, respectively.

Potential Collateral Requirements for Derivative Liabilities with Credit-Risk-Contingent Features
(In millions)	December 31, 2019	December 31, 2018
Derivative liabilities with credit-risk-contingent features	$0.4	$1.1
Maximum potential collateral requirements	0.4	1.0
We do not enter into derivative contracts for speculative purposes.

Concentration of Credit Risk
We are exposed to credit risk from derivative instruments with wholesale counterparties, which is represented by the fair value of these instruments at the reporting date. We actively monitor and work to minimize counterparty concentration risk through various practices. At December 31, 2019, three counterparties each represented over 10% of Washington Gas’ credit exposure to wholesale derivative counterparties for a total credit risk of $25.7 million.